Segment Information - Schedule of Operating Segment (Details) - CODM [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 9,261,583	$ 8,932,751
Cost of revenues	12,066,778	9,881,622
Salary and benefits expenses	1,883,893	1,388,987
Professional fees	2,320,041	861,056
Stock-based compensation	1,413,458
Other selling, general and administrative	1,516,728	908,952
Provision for credit losses	408,569	907,021
Goodwill impairment loss		1,023,533
Interest expense, net	2,301,600	847,191
Non cash finance expense	1,000,000
Loss on loan extinguishment	8,417	233,450
Income taxes	5,100	218,358
Other segment (income) expense	(9,661)	752
Net loss	$ (13,653,340)	$ (7,338,171)